Employee benefits - Summary of Other Changes in Plan Assets and Benefit Obligation Recognized in Other Comprehensive Income (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2021 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)
Remeasurements (gains) / losses
Total recognized in other comprehensive income	$ (996.6)	₨ (72,858.7)	₨ 88,029.9	₨ (25,612.6)
Pension benefits [Member]
Remeasurements (gains) / losses
Return on plan assets, (excluding amount included in net Interest expense)	(4.9)	(355.9)	180.4	(27.0)
Actuarial (gains) / losses arising from changes in demographic assumptions	(0.3)	(24.6)	35.5	(11.9)
Actuarial (gains) / losses arising from changes in financial assumptions		(0.6)	371.2	141.9
Asset Ceiling	0.4	29.2
Actuarial (gains) / losses arising from changes in experience adjustments on plan liabilities	(1.8)	(129.8)	246.6	592.7
Total recognized in other comprehensive income	(6.6)	(481.7)	833.7	695.7
Total recognized in consolidated statement of comprehensive income	6.8	496.6	1,664.7	1,486.9
Post retirement medical benefits [Member]
Remeasurements (gains) / losses
Actuarial (gains) / losses arising from changes in demographic assumptions			(6.7)
Actuarial (gains) / losses arising from changes in financial assumptions	0.8	57.9	99.1	81.1
Actuarial (gains) / losses arising from changes in experience adjustments on plan liabilities		2.8	(54.2)	(150.3)
Total recognized in other comprehensive income	0.8	60.7	38.2	(69.2)
Total recognized in consolidated statement of comprehensive income	$ 3.4	₨ 247.4	₨ 232.9	₨ 106.4